Taxes (Details) - Schedule of table reconciles the china statutory rates to the company’s effective tax rate	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Table Reconciles The China Statutory Rates To The Company SEffective Tax Rate Abstract
Statutory PRC income tax rate	25.00%	25.00%
Effect of income tax holiday	10.70%	(0.70%)
Permanent difference	15.00%
Non-PRC entities not subject to PRC income tax	(2.10%)	0.30%
Impact on DTA due to change in applicable income tax rate	(1.70%)
Change in valuation allowance	0.80%	0.60%
Total	47.70%	25.20%